HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

The Hillman Fund

Supplement to the Statement of Additional Information

July 31, 2019
This supplement to the Statement of Additional Information dated February 1, 2019 for The Hillman Fund (the “Fund”), a series of the Hillman Capital Management Investment Trust (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
The Trustee and Officer chart under the section entitled “Management and Other Service Providers,” is replaced in its entirety with the following:
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Since 3/2009	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	1
Independent Trustee of the Brown Capital Management Mutual Funds for all its series, Starboard Investment Trust for all its series, Centaur Mutual Funds Trust for all its series, Chesapeake Investment Trust for all its series, Leeward Investment Trust for all its series, and WST Investment Trust for all its series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 5/2013	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1997; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	1
Independent Trustee of World Funds Trust for all its series, Chesapeake Investment Trust for all its series, DGHM Investment Trust for all its series, Leeward Investment Trust for all its series and Starboard Investment Trust for all its series (all registered investment companies).

Interested Trustee*
Mark A. Hillman Date of Birth: 03/1962 7250 Woodmont Avenue Suite 310 Bethesda, MD 20814	Trustee and President (Principal Executive Officer)	Since 12/2000	President, Hillman Capital Management, Inc. (investment advisor to the Fund); previously, Chief Investment Officer, Menocal Capital Management, Inc. (investment advisor).	1	None
* Basis of Interestedness. Mr. Hillman is an Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Fund.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
C. Frank Watson III Date of Birth: 09/1970 1330 St. Mary’s Street Suite 400 Raleigh, NC 27605	Treasurer (Principal Financial Officer)	Since 10/2011	President, Fairview Investment Services, LLC since 2005; previously, President and Chief Operating Officer, The Nottingham Company (administrator to the Fund).	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Assistant Secretary and Assistant Treasurer	Since 05/2014 and Since 06/2016, respectively	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 3/2016
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a
Investors Should Retain This Supplement for Future Reference